Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000028524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.68%	3.14%	8.93%
C000028523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	4.41%	3.26%	8.59%
C000028527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000159958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028524
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	4.29%	9.68%
Without Sales Load [Member] | C000028521
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	4.03%	9.41%
Without Sales Load [Member] | C000028523
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	3.26%	8.59%
Without Sales Load [Member] | C000028527
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%	4.29%	9.69%
Without Sales Load [Member] | C000159958
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	4.38%	9.79%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.28%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.28%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.28%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.28%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	3.15%	7.06%	7.28%